Goodwill and intangible assets - Identifiable intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Basis of presentation
Gross Carrying Amount	$ 1,420,634	$ 1,157,425
Accumulated Amortization	(203,442)	(121,371)
Net Carrying Amount	1,217,192	1,036,054
Licenses and service agreements
Basis of presentation
Gross Carrying Amount	1,223,390	1,061,990
Accumulated Amortization	(164,005)	(96,196)
Net Carrying Amount	1,059,385	965,794
Trade name
Basis of presentation
Gross Carrying Amount	165,592	62,775
Accumulated Amortization	(28,615)	(18,202)
Net Carrying Amount	136,977	44,573
Intellectual property and know-how
Basis of presentation
Gross Carrying Amount	98	3,097
Accumulated Amortization	(30)	(78)
Net Carrying Amount	68	3,019
Non-compete agreements
Basis of presentation
Gross Carrying Amount	31,554	29,053
Accumulated Amortization	(10,792)	(6,809)
Net Carrying Amount	$ 20,762	22,244
Customer list
Basis of presentation
Gross Carrying Amount		510
Accumulated Amortization		(86)
Net Carrying Amount		$ 424